Debt - Convertible Notes (Details)		12 Months Ended
		Dec. 31, 2017 USD ($) d $ / shares		Dec. 31, 2016 USD ($)	Mar. 09, 2015 USD ($)	Nov. 30, 2014 USD ($)
2021 Cheniere Convertible Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Debt Instrument, Convertible, Earliest date of conversion, Period after closing		1 year
Debt Instrument, Convertible, Initial Conversion Price | $ / shares		$ 93.64
Convertible Debt		$ 1,040,000,000				$ 809,000,000
Debt Instrument, Convertible, Carrying Amount of Equity Component		$ 206,000,000		$ 205,000,000		$ 191,000,000
Debt Instrument, Interest Rate, Effective Percentage		8.30%	[1]	8.30%
Aggregate principal amount		$ 1,000,000,000
2025 CCH Holdco II Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		11.00%
Convertible Debt		$ 1,305,000,000
Debt Instrument, Convertible, Carrying Amount of Equity Component		$ 0
Debt Instrument, Interest Rate, Effective Percentage	[1]	11.90%
Aggregate principal amount		$ 1,000,000,000
2025 CCH Holdco II Convertible Senior Notes [Member] | CCH Holdco II [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		11.00%
Aggregate principal amount		$ 1,000,000,000
Debt Instrument, Convertible, Collateral Amount, Equity Interest in Subsidiary		100.00%
Debt Instrument, Convertible, Minimum Capitalization for Conversion		$ 10,000,000,000
Debt Instrument, Fixed Charge, Coverage Ratio		1.20
2025 CCH Holdco II Convertible Senior Notes [Member] | CCH Holdco II [Member] | Cheniere [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Earliest Date of Conversion, Period after Eligible Conversion Date		58 months
Debt Instrument, Convertible, Threshold, Percentage Of Conversion 2, Discount to closing price of common stock		10.00%
Debt Instrument, Convertible, Percentage of Conversion 1, Discount to VWAP		10.00%
Debt Instrument, Convertible, Consecutive Trading Days 1 | d		90
2025 CCH Holdco II Convertible Senior Notes [Member] | CCH Holdco II [Member] | Note Holders [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Earliest date of conversion, Period after closing		6 months
Debt Instrument, Convertible, Threshold Market Capitalization		$ 10,000,000,000
Debt Instrument, Convertible, Threshold, Consecutive Trading Days 2 | d		90
2045 Cheniere Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.25%
Debt Instrument, Convertible, Initial Conversion Price | $ / shares		$ 138.38
Convertible Debt		$ 311,000,000			$ 304,000,000
Debt Instrument, Convertible, Carrying Amount of Equity Component		$ 194,000,000		$ 194,000,000	$ 196,000,000
Debt Instrument, Interest Rate, Effective Percentage		9.40%	[1]	9.40%
Aggregate principal amount		$ 625,000,000
Debt Instrument, Original Issue Discount		20.00%
2045 Cheniere Convertible Senior Notes [Member] | Note Holders [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Initial Conversion Ratio per $1,000 principal amount, in shares		7.2265
CCH Holdco I [Member] | 2025 CCH Holdco II Convertible Senior Notes [Member] | CCH Holdco II [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Collateral Amount, Equity Interest in Subsidiary		100.00%

[1]	Rate to accrete the discounted carrying value of the convertible notes to the face value over the remaining amortization period.